RELATED PARTY TRANSACTIONS (Details Narrative)						1 Months Ended		2 Months Ended		12 Months Ended
	Oct. 05, 2023 shares	Jul. 13, 2023 $ / shares	Mar. 05, 2023 $ / shares	Dec. 05, 2022 $ / shares	Mar. 05, 2021 $ / shares	Apr. 30, 2024 USD ($)	Aug. 17, 2023 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Oct. 31, 2023 USD ($) shares	Oct. 31, 2023 USD ($) $ / shares shares	Oct. 31, 2022 USD ($)	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2023 CAD ($)	Oct. 31, 2023 CAD ($) shares
IfrsStatementLineItems [Line Items]
Lease liability								$ 1,972,082	$ 1,972,082	$ 4,475,490	$ 4,475,490	$ 1,972,082	$ 2,094,412	$ 2,094,412
Lease payments										$ 0			9,971		$ 28
Common shares | shares										2,816,250	2,816,250					2,816,250
Cash payments						$ 66,000
Deferred cash payments						264,000
Related party expenses								24,039		$ 109,998			98,846		60,000
Accounts payable, accrued liabilities								1,230,808	$ 1,230,808	1,834,412	$ 1,834,412	1,230,808	1,118,763	1,118,763		$ 172,795	$ 155,679	$ 190,169
Principal balance													$ 50,000	$ 50,000
Warrants issued | shares	1,232,253												167,912
Convertible of debentures										$ 50,000
Warrants exercised | shares										167,912
Shares price | $ / shares		$ 0.40	$ 0.30	$ 0.40	$ 0.225				$ 0.20		$ 0.28			$ 0.20
Exercise price | $ / shares		$ 0.28		$ 0.25
Number of shares issued | shares													200,000	200,000				200,000
Restricted stock units granted | shares										725,700
Lease liabilities								1,165,648	$ 1,165,648	$ 1,552,499	$ 1,552,499	1,165,648	$ 1,015,965	$ 1,015,965
Accounts payable and accrued liabilities								65,160	65,160	$ 281,913	$ 281,913	65,160	102,798	102,798
Loan description										Pursuant to the Canopy purchase agreement executed on April 24, 2024, the Company, through GR Unlimited, acquired the remaining 13% of the membership units in Canopy. As part of this transaction, the Company purchased a 5.5% membership interest in Canopy from the CEO, comprised of an upfront cash payment of $66,000 and deferred cash payments of $264,000. Additionally, the Company purchased a 2.5% membership interest in Canopy from a Director, comprised of an upfront cash payment of $30,000 and deferred cash payments of $120,000. The deferred cash payments are to be paid in 48 equal installments with a 5.21% interest rate applied.
Principal Of payments							$ 2,816,250	$ 0		$ 223,991			0
Unlimited charged fees										$ 729,400
Convertible Debentures [Member]
IfrsStatementLineItems [Line Items]
Issuance common shares | shares								336,775
Shares price | $ / shares											$ 0.20
Exercise price | $ / shares											$ 0.25
Exercise Of Warrants [Member]
IfrsStatementLineItems [Line Items]
Issuance common shares | shares										167,912
Restricted Stock Units One [Member]
IfrsStatementLineItems [Line Items]
Stock options issued | shares										15,000
Individuals [Member]
IfrsStatementLineItems [Line Items]
Accounts payable, accrued liabilities								$ 3,846	3,846	$ 3,846	$ 3,846	3,846	2,692	$ 2,692
Golden Harvests L L C [Member]
IfrsStatementLineItems [Line Items]
Aggregate consideration						1,644,695							$ 1,007,719
Common shares | shares													1,025,000	1,025,000				1,025,000
Fair value													$ 158,181
Cash payments						2,000,000							849,536
C E O [Member]
IfrsStatementLineItems [Line Items]
Leases liabilities payable								575,109	575,109	352,802	352,802	$ 575,109	609,148	$ 609,148
Aggregate consideration										264,000
Stock options exercised										$ 500,000
Stock options issued | shares										300,000
Stock options granted										$ 500,000
Restricted stock units expense								5,144		$ 46,847			$ 25,008
Restricted stock units granted | shares										333,900		781,250	93,750
Principal Of payments										$ 40,277
Interest payments										8,562
G M [Member]
IfrsStatementLineItems [Line Items]
Aggregate consideration										1,134,952
Distribution paid										530,000
True-up amounts						$ 530,000				$ 530,000
Stock options granted | shares													175,000
Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
Stock options granted | shares										1,400,000			1,500,000
Acquisition consideration payable										$ 2,342,207
Chief Financial Officer [Member]
IfrsStatementLineItems [Line Items]
Stock options granted | shares										170,000			750,000
Stock options exercised | shares										1,000,000
Chief Accounting Officer [Member]
IfrsStatementLineItems [Line Items]
Stock options granted | shares										300,000
S V P [Member]
IfrsStatementLineItems [Line Items]
Stock options granted | shares													750,000
Loan description										Pursuant to the loan and related agreements transacted during the year ended October 31, 2020, the CEO, SVP, and a director obtained 5.5%; 1%; and 2.5% of GR Michigan, respectively; third parties obtained 4% as part of the agreements, such that GR Michigan has a 13% non-controlling interest (Note 23.1). These parties, except the CEO, obtained the same interests in Canopy; the CEO obtained 92.5% of Canopy Management, of which 87% was acquired by the Company in January 2023 (Note 23.2); all payments necessary for the Company to exercise its option to acquire 87% of Canopy were equal to payments made by Canopy to purchase a controlling 60% interest of Golden Harvests. Interest payments of $64,800 were made on the business acquisition consideration payable of $360,000 for the year ended December 31, 2024 (for the two months ended December 31, 2023 - $10,400; for the year ended October 31, 2023 - $64,800). (Alse see Note 5.2).
Director [Member]
IfrsStatementLineItems [Line Items]
Aggregate consideration										$ 120,000
Principal Of payments										18,308
Interest payments										3,892
Stock issued for compensation, value								$ 3,000		$ 78,000			$ 18,000		18,000
Independent Director [Member]
IfrsStatementLineItems [Line Items]
Stock options granted | shares								0		510,000			1,250,000
Stock options exercised | shares										250,000
Restricted stock units granted | shares										120,300		281,250
Trail [Member]
IfrsStatementLineItems [Line Items]
Lease charges								$ 12,000		$ 72,000			$ 72,000		72,000
Lease liability								129,401	129,401	68,074	68,074	$ 129,401	139,014	139,014
Lars [Member]
IfrsStatementLineItems [Line Items]
Lease charges								31,827		196,691			190,035		$ 184,500
Lease liability								$ 445,708	$ 445,708	$ 284,728	$ 284,728	$ 445,708	$ 470,134	$ 470,134